REINSURANCE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Increase (decrease) in the fair value of the reinsurance contract asset	$ 0	$ (7)	$ (2)
Reinsurance Recoverables	1,336	1,304
Ceded Premiums	46	48	26
Policyholders' benefits ceded	291	125	84
Ceded Credit Risk Concentrated Credit Risk [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	37	51
Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	4
Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	6
AXA Equitable [Member] | Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	20
AXA Equitable [Member] | Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	25
Protective Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	1,213	1,207
Ceded policy loans	131	129
Ceded Policyholders' account balances	1,154	1,182
Ceded Premiums	24	6
Policyholders' benefits ceded	242	18
Protective Life [Member] | Guaranteed Minimum Death Benefit [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	5	5
Protective Life [Member] | Guaranteed Minimum Income Benefit [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	$ 1	$ 1